ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)																							1 Months Ended
	Dec. 31, 2013 JA Hebei	Dec. 31, 2013 JA BVI	Dec. 31, 2013 JA Fengxian	Dec. 31, 2013 JA USA	Dec. 31, 2013 JA Zhabei	Dec. 31, 2013 JA Yangzhou	Dec. 31, 2013 JA Hong Kong	Dec. 31, 2013 JA Lianyungang	Dec. 31, 2013 JA Yangzhou R&D	Dec. 31, 2013 JA Lux	Dec. 31, 2013 JA Yangzhou PV	Dec. 31, 2013 JA GmbH	Dec. 31, 2013 JA Jinglong	Dec. 31, 2013 JA Wafer R&D	Dec. 31, 2013 JA Hefei Renewable Energy	Dec. 31, 2013 JA Hefei Technology	Dec. 31, 2013 JA Investment	Dec. 31, 2013 Silver Age	Dec. 31, 2013 Full Shine	Dec. 31, 2013 Solar Silicon Valley	Dec. 31, 2013 JA Japan	Dec. 31, 2013 JA Dunhuang	Jan. 31, 2013 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Dec. 31, 2013 JA Solar Investment (Hong Kong) Limited	Dec. 31, 2013 JA Solar Australia PTY Limited	Dec. 31, 2013 Lincheng JA PV Power Generation Co., Ltd.	Nov. 30, 2011 Silver Age	Nov. 30, 2011 Full Shine	Nov. 30, 2011 Solar Silicon Valley
Organizational and principal activities
Percentage of equity interest acquired																											100.00%	100.00%	100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
Equity interest acquired (as a percent)																							65.00%